Income Taxes - Components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
United Kingdom	$ (5,097)	$ 528	$ 405
Total Current	188,137	247,708	235,307
Deferred:
United Kingdom	(16,242)	(8,948)	(47)
Total Deferred	(149,241)	(7,295)	(9,352)
Total provision for income taxes	38,896	240,413	225,955
Income taxes paid	199,200	211,300	229,300
Italy
Current:
Foreign	168,915	206,212	177,843
Deferred:
Foreign	1,660	8,122	24,885
United States
Current:
Foreign	(24,434)	4,750	5,295
Deferred:
Foreign	(121,032)	1,692	(24,178)
All Other
Current:
Foreign	48,753	36,218	51,764
Deferred:
Foreign	$ (13,627)	$ (8,161)	$ (10,012)